CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 30, 2015
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, before tax	[1]	$ 38,420
Merger [Member]
Amounts removed from equity and adjusted against fair value of financial assets on reclassification out of fair value through other comprehensive income measurement category, before tax		$ 38,420
Grupo Agromercantil Holding [member]
Percentage of voting equity interests acquired			20.00%

[1]	Likewise, during 2017, the Bank transferred from OCI to retained earnings the amount of COP 38,420 mainly due to the merger between Bolsa de Valores de Colombia BVC and Deceval. The Bank held equity investments of both issuers designated as at FVTOCI.